Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The MDCC approves annual equity awards at a meeting of the MDCC that is held at approximately the same time every year (during the first fiscal quarter). These annual equity awards are then issued with an effective grant date occurring shortly thereafter during an open trading window following the release of financial information. The MDCC may also approve equity awards outside of our annual grant cycle for new hires, promotions, recognition, retention or other purposes. In 2017 and 2023, the MDCC approved non-recurring long-term grants of performance-based stock options; we have not granted any stock options, SARs, or similar option-like instruments since May 2023.
All equity awards are granted under a shareholder-approved plan and stock options are granted at an exercise price at or above the closing market price of BlackRock common stock on the date of grant. Equity awards, including stock options, are not granted in anticipation of the release of material non-public information, and the release of material non-public information is not timed on the basis of equity or option grant dates or for the purpose of affecting the value of executive compensation.

Award Timing Method
The MDCC approves annual equity awards at a meeting of the MDCC that is held at approximately the same time every year (during the first fiscal quarter). These annual equity awards are then issued with an effective grant date occurring shortly thereafter during an open trading window following the release of financial information. The MDCC may also approve equity awards outside of our annual grant cycle for new hires, promotions, recognition, retention or other purposes. In 2017 and 2023, the MDCC approved non-recurring long-term grants of performance-based stock options; we have not granted any stock options, SARs, or similar option-like instruments since May 2023.
All equity awards are granted under a shareholder-approved plan and stock options are granted at an exercise price at or above the closing market price of BlackRock common stock on the date of grant.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Equity awards, including stock options, are not granted in anticipation of the release of material non-public information, and the release of material non-public information is not timed on the basis of equity or option grant dates or for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false